Capital management (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Capital
The following table summarizes the capital of the Group:

As at March 31,	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Equity	734,049	807,122	10,637

Cash and cash equivalentsa	48,537	86,709	1,143
Short term investmentsa	276,494	233,755	3,081
Non-current bank deposits b	1,107	2,017	27

Total cash (a)	326,138	322,481	4,251
Current borrowings (Note 22)	189,600	168,944	2,227
Non-current borrowings (Note 22)	379,622	362,023	4,772

Total debt (b)	569,222	530,967	6,999
Net debt (c=(b-a))	243,084	208,486	2,748

Total capital (equity+net debt) (d)	977,133	1,015,608	13,385

Gearing ratio (c/d)	0.2	0.2	0.2

a)
The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g., margin money deposits). Consequently
, restricted funds of
₹
 6,352 million and
₹

6,900
 million ($ 91 million) as at March 31, 2021 and March 31, 2022 respectively have been excluded from ‘total cash’ in the capital management disclosures. (Refer
N
otes
 17,
19 and
20
).

b)
Additionally,
Non-current
bank deposits of
₹
 1,107 million and
₹
 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively
,
have been included to form part of ‘total cash’ in the capital management disclosures.